Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford Multi Asset Fund (the “Fund”)

Supplement dated January 1, 2020 to the Prospectus and the Statement of Additional

Information (“SAI”), each dated August 28, 2019, as supplemented or revised from time to time

Effective immediately, Nicoleta Dumitru will become a Portfolio Manager for the Fund. Therefore, effective immediately the Prospectus and the SAI are revised as follows:

1.      The section titled “Management” under “Fund Summaries” in the Prospectus for the Baillie Gifford Multi Asset Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Patrick Edwardson	Portfolio Manager	2018
James Squires	Portfolio Manager	2018
David McIntyre	Portfolio Manager	2018
Felix Amoako	Portfolio Manager	2018
Scott Lothian	Portfolio Manager	2018
Nicoleta Dumitru	Portfolio Manager	2020

2. The section titled “The Baillie Gifford Multi Asset Fund Team” under “Investment Team” in the Prospectus is revised to add the following table:

Education	Investment Experience
Nicoleta Dumitru BSc (Hons) in Management and Marketing (2013) University of Manchester

Joined Baillie Gifford in 2013. Ms. Dumitru is an investment manager in the Multi Asset Team. In 2018, she joined the Multi Asset Income portfolio construction group.

Ms. Dumitru has been a member of the team since 2020.

3. The section titled “Other Accounts” in the SAI is revised to add the following table:

The information is provided as of November 30, 2019:

		Total Assets in	Where advisory fee is based on account performance
Account Type	Total Accounts	Accounts (US$m)	Accounts	Assets in Accounts (US$m)
Baillie Gifford Multi Asset Fund
Nicoleta Dumitru
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	77	0	0
Other Accounts	0	0	0	0
Ownership of Securities - As of November 30, 2019, Ms. Dumitru did not beneficially own any shares of the Baillie Gifford Multi Asset Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE